Note 9 - Goodwill	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
9.	GOODWILL

On
May 13, 2010,
the Company acquired all issued and outstanding shares of ELL Technologies Limited for an aggregate purchase price of
$1,385,000.
The transaction price was allocated to various assets including goodwill of
$139,618.

The recoverable amount of each CGU is based on a value in use computation.  The cash flow forecasts employed for this computation are extracted from a budget document approved by the Board of Directors, and specifically exclude incremental profits and other cash flows stemming from future acquisitions.  The
2017
forecast cash flows are projected forward for
five
years using the same assumptions as those applied in the
2017
budget.  A growth rate of
7%
was used in the
five
year projected cash flow in
2017
(
2016
–
8%
) and a terminal value reflecting inflation of
2%
(but
no
other growth) is applied to the year
five
cash flows.  A present value of the future cash flows is calculated using a before-tax discount rate of
14.9%
(
2016
–
14.9%
).

As a result of the Company’s annual impairment test, it was determined that impairment existed for the goodwill ascribed to the ELL Technologies CGU in
2017.
  The impairment arose primarily as a result of the weakened market conditions on the forecast of the ELL Technologies CGU.  This created a goodwill impairment loss of
$139,618
in
2017
(
2016
-
$nil
) and an intangible asset (see note
8
) impairment loss of
$1,948,082
(
2016
-
$nil
).  The key assumption applied to determine the value in use were the updated cash flows.  Based on this analysis, the Company determined that as of
December 31, 2017,
the recoverable amount of the ELL Technologies goodwill and intangible assets was less than their carrying value and as a result were fully impaired.